Asset transfers (Tables)	12 Months Ended
Dec. 31, 2020
Asset transfers
Schedule of Assets subject to securities repurchase agreements or security lending transactions

	2020	2019
The following assets have failed derecognition (1)	£m	£m
Trading assets	20,526	23,247
Loans to banks - amortised cost	5	—
Loans to customers - amortised cost	39	—
Other financial assets	11,542	4,269
	32,112	27,516

Note:

(1)	Associated liabilities were £31,932 million (2019 - £27,342 million).

Schedule of assets pledged as collateral

	2020	2019
Assets pledged against liabilities	£m	£m
Trading assets	28,728	27,918
Loans to banks - amortised cost	49	39
Loans to customers - amortised cost	15,939	17,920
Other financial assets (1)	4,966	4,688
	49,682	50,565

Note:

(1)	Includes assets pledged for pension derivatives and stock borrowings.

Schedule of analysis of asset categories for those own-asset securitisations where the transferred assets continue to be recorded on NatWest Group's balance sheet

	2020				2019
	Debt securities in issue				Debt securities in issue
		Held by third	Held by NatWest			Held by third	Held by
	Assets	parties	Group(1)	Total	Assets	parties	NatWest Group (1)	Total
Asset type	£m	£m	£m	£m	£m	£m	£m	£m
Mortgages - RoI	1,921	243	1,848	2,091	2,221	468	1,917	2,385
Cash deposits	146				156	—	—	—
	2,067				2,377

Note:

(1)	Debt securities retained by NatWest Group may be pledged with central banks.